Goodwill - Changes in Carrying Amounts of Goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 10,667	$ 10,658
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	10,667	10,658
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill, beginning of period		10,428
Acquisitions and other	9	230
Goodwill | BELL WIRELESS
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	3,048	3,048
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill, beginning of period		3,032
Acquisitions and other	0	16
Goodwill | BELL WIRELINE
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	4,673	4,679
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill, beginning of period		4,497
Acquisitions and other	(6)	182
Goodwill | BELL MEDIA
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	2,946	2,931
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill, beginning of period		2,899
Acquisitions and other	$ 15	$ 32